Impairment reviews - Summary of Key Assumptions used in the Estimation of the Recoverable Amount (Detail) - BetwayCGU [Member]	Dec. 31, 2021
DisclosureOfKeyAssumptionsUsedInTheEstimationOfTheRecoverableAmount [Line Items]
PreTaxDiscountRate	22.20%
LongTermGrowthRate	2.00%